Trade accounts and other receivables - Development of allowance for doubtful accounts (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Development of allowance
Financial assets at beginning of period	€ (6,322,439)
Financial assets at end of period	(5,450,851)	€ (6,322,439)
Trade accounts and other receivables | Allowances
Development of allowance
Financial assets at beginning of period	118,015	474,891	€ 482,461
Change in valuation allowances as recorded in the consolidated statements of income	42,315	19,112	549,631
Write-offs and recoveries of amounts previously written-off	(18,587)	(378,201)	(501,229)
Foreign currency translation	(385)	2,213	(55,972)
Financial assets at end of period	€ 141,358	€ 118,015	€ 474,891